Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Note 9.	Goodwill and Other Intangible Assets
(in thousands)
Changes in the carrying amount of goodwill during the years ended December 31, 2020 and 2019 were as follows:

Total
Balance at December 31, 2018	$3,150
Addition to goodwill from Charter acquisition	9,953

Balance at December 31, 2019	13,103
Measurement period adjustment to goodwill from charter acquisition	(73)

Balance at December 31, 2020	$13,030

The additions to goodwill in 2019 from the Charter acquisition represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed in the relevant transaction. The Company performed a goodwill impairment test for 2020 and concluded that the fair value of Charter acquisition substantially exceeded the book value and no impairment charge was required.

The following table provides a summary of finite-lived intangible assets as of the dates presented:

	2020	2019
Core deposit intangible	$739	$766
Accumulated amortization	(109)	(27)

Total finite-lived intangible assets	$630	$739

Core deposit intangible amortization expense for the years ended December 31, 2020, 2019 and 2018 was $109, $27 and
$-0-,
respectively. The estimated amortization expense of finite-lived intangible assets for the five succeeding fiscal years is summarized as follows:

Year Ending December 31,	Amount
2021	$109
2022	109
2023	109
2024	109
2025	109
Thereafter	85

$630